Other Current liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Schedule of Other Current Liabilities [Abstract]
Schedule of Other current liabilities

Other current liabilities consisted of the following:

USD’000	As of June 30, 2026 (unaudited)	As of December 31, 2025
Customer contract liability, current	1,512	1,600
Supplier contract liability	328	-
Stamp duty liability	6,776	5,659
Other tax payable	1,323	1,191
Stock-based compensation liability, current	-	1,538
Other current liabilities	187	-
Total other current liabilities	10,126	9,988